Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [Line Items]
Notional amount	$ 999		$ 999	$ 999
Proceeds from sale of subsidiaries to related party affiliate			418	$ 216
LSEG [member] | Company and Blackstone [Member]
Disclosure of transactions between related parties [Line Items]
Proceeds from dividend from equity method investments			$ 5,300
YPL (formerly RHL) [member]
Disclosure of transactions between related parties [Line Items]
Percentage of equity investment			24.60%	42.84%
Dividends received			$ 58	$ 87
LSEG's share buyback program				43
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares			69.00%
Proceeds from sale of subsidiaries to related party affiliate			$ 42
3 Times Square Associates LLC [Member]
Disclosure of transactions between related parties [Line Items]
Costs under lease arrangement			5	6
3 Times Square Associates LLC [Member] | Contingent liability for guarantees [member] | Thomson Reuters And Rudin [Member]
Disclosure of transactions between related parties [Line Items]
Notional amount	415		415	415
3 Times Square Associates LLC [Member] | Capital Contribution [Member]
Disclosure of transactions between related parties [Line Items]
Increase in investments				10
3 Times Square Associates LLC [Member] | In Kind Contribution [Member]
Disclosure of transactions between related parties [Line Items]
Increase in investments				$ 15
Elite [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of equity investment		19.90%
Receivable Amount	39		39
Payables to related parties	12		$ 12
Contra expense related to related parties	$ 8